UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03541

ASSET MANAGEMENT FUND

(Exact name of registrant as specified in charter)

230 West Monroe Street, Chicago, 1L 60606
(Address of principal executive offices) (Zip code)

Registrant’s telephone number, including area code: (312) 214-1410

Date of fiscal year end: October 31

Date of reporting period: July 1, 2011 – June 30, 2012

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 there under (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Issuer	Ticker	CUSIP	Meeting Date	Matter Voted	Proposed by	Voted	Vote Cast	For/Against Mgmt
Abbott Laboratories	ABT	002824100	4/27/2012	Elect 11 Directors	Issuer	Yes	For All	For
				Ratification of Deloitte & Touche as Auditors	Issuer	Yes	For	For
				Advisory Vote to Approve Executive Compensation	Issuer	Yes	For	For
				Transparency in Animal Research	Shareholder	Yes	Against	For
				Lobbying Disclosure	Shareholder	Yes	Against	For
				Independent Board Chairman	Shareholder	Yes	For	Against
				Tax Gross-Ups	Shareholder	Yes	Against	For
				Equity Retention and Hedging	Shareholder	Yes	Against	For
				Incentive Compensation	Shareholder	Yes	Against	For
				Ban Accelerated Vesting of Awards Upon a Change in Control	Shareholder	Yes	Against	For
American Express Co	AXP	025816109	4/30/2012	Elect 12 Directors	Issuer	Yes	For All	For
				Ratification of PricewaterhouseCoopers as Public Accounting Firm for 2012	Issuer	Yes	For	For
				Advisory Resolution to Approve Executive Compensation	Issuer	Yes	For	For
				Approval of Performance Goals and Award Limits under 2007 Incentive Comp Plan	Issuer	Yes	For	For
				Cumulative Voting for Directors	Shareholder	Yes	Against	For
				Separation of Chairman and CEO Roles	Shareholder	Yes	For	Against
Becton, Dickinson and Company	BDX	075887109	1/31/2012	Elect 14 Directors	Issuer	Yes	For All	For
				Ratification of Selection of Independent Registered Public Accounting Firm	Issuer	Yes	For	For
				Advisory Vote on Executive Compensation	Issuer	Yes	For	For
				Cumulative Voting	Shareholder	Yes	Against	For
Berkshire Hathaway, Inc.	BRK-A	084670108	5/5/2012	Elect 12 Directors	Issuer	Yes	For All	For
				Succession Planning	Shareholder	Yes	Against	For
Chevron Corporation	CVX	166764100	5/30/2012	Elect 11 Directors	Issuer	Yes	For All	For
				Ratification of Appointment of Independent Registered Public Accounting Firm	Issuer	Yes	For	For
				Advisory Vote to Approve Named Executive Officer Compensation	Issuer	Yes	For	For
				Exclusive Forum Provisions	Shareholder	Yes	Against	For
				Independent Chairman	Shareholder	Yes	For	Against
				Lobbying Disclosure	Shareholder	Yes	Against	For
				Country Selection Guidelines	Shareholder	Yes	Against	For
				Hydraulic Fracturing	Shareholder	Yes	Against	For
				Accident Risk Oversight	Shareholder	Yes	Against	For
				Special Meetings	Shareholder	Yes	Against	For
				Independent Director with Environmental Expertise	Shareholder	Yes	Against	For
The Coca-Cola Company	KO	191216100	4/25/2012	Elect 17 Directors	Issuer	Yes	For All	For
				Ratification of the appointment of Ernst & Young LLP as Independent Auditors	Issuer	Yes	For	For
				Advisory vote to approve executive compensation	Issuer	Yes	For	For
The Coca-Cola Company	KO	191216100	7/10/2012	To Increase Authorized Common Stock & Effect a 2 for 1 Stock Split	Issuer	Yes	For	For
Disney (Walt) Company	DIS	254687106	3/13/2012	Election of Directors	Issuer	Yes	For All	For
				Ratification of Appointment of Independent Registered Public Accountants	Issuer	Yes	For	For
				Approval of an Amendment to the 2011 Stock Incentive Plan	Issuer	Yes	For	For
				Advisory Vote on Executive Compensation	Issuer	Yes	For	For
Exxon Mobil Corporation	XOM	30231G102	5/30/2011	Elect 11 Directors	Issuer	Yes	For All	For
				Ratification of Independent Auditors	Issuer	Yes	For	For
				Advisory Vote to Approve Executive Compensation	Issuer	Yes	For	For
				Independent Chairman	Shareholder	Yes	For	Against
				Majority Vote for Directors	Shareholder	Yes	For	Against
				Report on Political Cintributions	Shareholder	Yes	Against	For
				Amendment of EEO Policy	Shareholder	Yes	Against	For
				Report on Natural Gas Production	Shareholder	Yes	Against	For

Issuer	Ticker	CUSIP	Meeting Date	Matter Voted	Proposed by	Voted	Vote Cast	For/Against Mgmt
				Greenhouse Gas Emissions Goals	Shareholder	Yes	Against	For
General Dynamics Corporation	GD	369550108	5/2/2012	Elect 12 Directors	Issuer	Yes	For All	For
				Selection of Independent Auditors	Issuer	Yes	For	For
				Advisory Vote to Approve Executive Compensation	Issuer	Yes	For	For
				Approval of 2012 Equity Compensation Plan	Issuer	Yes	For	For
				Human Rights Policy	Shareholder	Yes	Against	For
				Independent Board Chairman	Shareholder	Yes	For	Against
General Electric Company	GE	369604103	4/25/2012	Elect 16 Directors	Issuer	Yes	For All	For
				Ratification of Selection of Independent Registered Public Accounting Firm	Issuer	Yes	For	For
				Advisory Resolution to Approve Executive Compensation	Issuer	Yes	For	For
				Approval of an Amendment to the GE 2007 Long-Term Incentive Plan	Issuer	Yes	For	For
				Approval of the Material Terms of Senior Officer Performance Goals	Issuer	Yes	For	For
				Cumulative Voting	Shareholder	Yes	Against	For
				Nuclear Activities	Shareholder	Yes	Against	For
				Independent Board Chairman	Shareholder	Yes	For	Against
				Shareowner Action by Written Consent	Shareholder	Yes	Against	For
Home Depot, Inc.	HD	437076102	5/17/2012	Elect 10 Directors	Issuer	Yes	For All	For
				Ratify the Appointment of KPMG LLP	Issuer	Yes	For	For
				Advisory Vote to Approve Executive Compensation	Issuer	Yes	For	For
				Approval of Amendment to Employee Stock Purchase Plan to Increase Number of Shares	Issuer	Yes	For	For
				Advisory Vote on Political Contributions	Shareholder	Yes	Against	For
				Employment Diversity Report	Shareholder	Yes	Against	For
				Removal of Procedural Safeguards from Shareholder Written Consent Right	Shareholder	Yes	Against	For
				Special Shareholder Meetings	Shareholder	Yes	Against	For
				Charitable Contributions	Shareholder	Yes	Against	For
				Stormwater Management Policy	Shareholder	Yes	Against	For
International Business Machines Corporation	IBM	459200101	4/24/2012	Elect 14 Directors	Issuer	Yes	For All	For
				Ratification of Appointment of Independent Registered Public Accounting Firm	Issuer	Yes	For	For
				Advisory Vote on Executive Compensation	Issuer	Yes	For	For
				Cumulative Voting	Shareholder	Yes	Against	For
				Review Political Contributions - Trade Associations Policy	Shareholder	Yes	Against	For
				Disclosure of Lobbying Policies and Practices	Shareholder	Yes	Against	For
Johnson & Johnson	JNJ	478160104	4/26/2012	Elect 13 Directors	Issuer	Yes	For All	For
				Advisory Vote to Approve Executive Compensation	Issuer	Yes	For	For
				Approval of Company’s 2012 Long-Term Incentive Plan	Issuer	Yes	For	For
				Appointment of Pricewaterhouse Coopers LLP as public accounting firm	Issuer	Yes	For	For
				Independent Board Chairman	Shareholder	Yes	For	Against
				Binding Vote on Political Contributions	Shareholder	Yes	Against	For
				Adopting Non-Animal Methods for Training	Shareholder	Yes	Against	For
McDonald’s Corporation	MCD	580135101	5/24/2012	Elect 5 Directors	Issuer	Yes	For All	For
				Advisory Vote to Approve Executive Compensation	Issuer	Yes	For	For
				Approval of the 2012 Ominbus Stock Ownership Plan	Issuer	Yes	For	For
				Approval of Declassification of the Board of Directors	Issuer	Yes	For	For
				Approval of Shareholders’ Right to Call Special Meetings	Issuer	Yes	For	For
				Advisory Vote to Approve Appointment of Ernst & Young as 2012 Independent Auditor	Issuer	Yes	For	For
				Advisory Vote on Shareholder Proposal Requesting a Nutrition Report	Shareholder	Yes	Against	For

Issuer	Ticker	CUSIP	Meeting Date	Matter Voted	Proposed by	Voted	Vote Cast	For/Against Mgmt
PepsiCo, Inc.	PEP	713448108	5/2/2012	Elect 12 Directors	Issuer	Yes	For All	For
				Appointment of KPMG as Independent Registered Public Accountants for 2012	Issuer	Yes	For	For
				Approval of Executive Compensation	Issuer	Yes	For	For
				Re-Approval of Performance Measures under 2007 Long-Term Incentive Plan	Issuer	Yes	For	For
				Lobbying Practices Report	Shareholder	Yes	Against	For
				Formation of Risk Oversight Committee	Shareholder	Yes	Against	For
				Chairman of the Board shall be an Independent Director	Shareholder	Yes	For	Against
Praxair, Inc.	PX	74005P104	4/24/2012	Elect 11 Directors	Issuer	Yes	For All	For
				Admendments to Certificate of Incorporation to Permit Special Shareholder Meetings	Issuer	Yes	For	For
				Advisory Vote on Compensation of Named Executive Officers	Issuer	Yes	For	For
				Electioneering Policies and Contributions	Shareholder	Yes	Against	For
				Ratify Appointment of Independent Auditor	Issuer	Yes	For	For
United Parcel Service	UPS	911312106	5/3/2012	Elect 12 Directors	Issuer	Yes	For All	For
				Appointment of Deloitte & Touche as Independent Registered Public Accountants	Issuer	Yes	For	For
				Approve 2012 Omnibus Incentive Compensation Plan	Issuer	Yes	For	For
				Approve Amendment to Discounted Employee Stock Purchase Plan	Issuer	Yes	For	For
				Lobbying Disclosure	Shareholder	Yes	Against	For
United Technologies Corporation	UTX	913017109	4/11/2012	Elect 12 Directors	Issuer	Yes	For All	For
				Appointment of PricewaterhouseCoopers LLC as Independent Auditor	Issuer	Yes	For	For
				Advisory Vote on Executive Compensation	Issuer	Yes	For	For
TJX Companies	TJX	872540109	6/13/2012	Elect 10 Directors	Issuer	Yes	For All	For
				Ratification of Appointment of Independent Registered Public Accounting Firm	Issuer	Yes	For	For
				Approval of Executive Officer Performance Goals under Cash Incentive Plans	Issuer	Yes	For	For
				Advisory Approval of TJX’s Executive Compensation	Issuer	Yes	For	For
3M Company	MMM	88579Y101	5/8/2012	Elect 10 Directors	Issuer	Yes	For All	For
				Ratify Appointment of PricewaterhouseCoopers as Independent Public Accounting Firm	Issuer	Yes	For	For
				Advisory Approval of Executive Compensation	Issuer	Yes	For	For
				Approve 2012 Amended and Restated General Employees Stock Purchase Plan	Issuer	Yes	For	For
				Approve Amended 2008 Long-Term Incentive Plan	Issuer	Yes	For	For
				Shareholder Proposal on Lobbying	Shareholder	Yes	Against	For
				Prohibit Political Spending from Corporate Treasury Funds	Shareholder	Yes	Against	For
				Independent Board Chairman	Shareholder	Yes	For	Against
Wal-Mart Stores, Inc.	WMT	931142103	6/1/2012	Elect 16 Directors	Issuer	Yes	For All	For
				Ratification of Ernst & Young LLP as Independent Accountants	Issuer	Yes	For	For
				Advisory Vote to Approve Named Executive Officer Compensation	Issuer	Yes	For	For
				Political Contributions Report	Shareholder	Yes	Against	For
				Director Nomination Policy	Shareholder	Yes	Against	For
				Report Regarding Incentive Compensation Programs	Shareholder	Yes	Against	For
Wells Fargo & Co.	WFC	949746101	4/24/2012	Elect 15 Directors	Issuer	Yes	For All	For
				Advisory Resolution to Approve Executive Compensation	Issuer	Yes	For	For
				Ratify the Appointment of KPMG as Independent Auditors for 2012	Issuer	Yes	For	For
				Adoption of a Policy to Require an Independent Chairman	Shareholder	Yes	For	Against
				Cumulative Voting in Contested Director Elections	Shareholder	Yes	Against	For
				Allow Stockholders to Nominate Director Candidates for Inclusion in Proxy Materials	Shareholder	Yes	Against	For
				Investigation and Report on Internal Controls for Mortgage Servicing Operations	Shareholder	Yes	Against	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Asset Management Fund

By (Signature and Title)*	/s/Rodger D. Shay, Jr.
Rodger D. Shay, Jr., President

Date 8/24/12

* Print the name and title of each signing officer under his or her signature.